<SEQUENCE>1
<FILENAME>form13fhr1q12.txt
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Thomas Story & Son LLC

Address:   900 Jorie Boulevard, Suite 188
           Oak Brook, IL 60523


Form 13F File Number: 028-14123


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lollino
Title:  Compliance Officer
Phone:  (312) 282-6543

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lollino                Oak Brook, IL                      05/03/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:  $      136,246
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          cs               88579y101     2962 33200.00 SH       Sole                 33200.00
Accenture Ltd Bermuda Cl A     cs               g1151c101     3099 48050.00 SH       Sole                 48050.00
Allergan Inc                   cs               018490102     1249 13085.00 SH       Sole                 13085.00
Amgen Inc                      cs               031162100     1435 21115.00 SH       Sole                 21115.00
Amphenol Corp Cl A             cs               032095101      962 16100.00 SH       Sole                 16100.00
Automatic Data Processing Inc  cs               053015103      444  8050.00 SH       Sole                  8050.00
Becton Dickinson & Co          cs               075887109     1948 25085.00 SH       Sole                 25085.00
Berkshire Hathaway Inc Cl A    cs               084670108      488     4.00 SH       Sole                     4.00
Berkshire Hathaway Inc Cl B    cs               084670702      728  8974.00 SH       Sole                  8974.00
C H Robinson Worldwide Inc     cs               12541w209     3288 50200.00 SH       Sole                 50200.00
Caterpillar Inc                cs               149123101      895  8400.00 SH       Sole                  8400.00
Cenovus Energy Inc             cs               15135u109     2577 71695.00 SH       Sole                 71695.00
Chubb Corp                     cs               171232101     5518 79849.99 SH       Sole                 79849.99
Cimarex Energy Co              cs               171798101     3623 48000.00 SH       Sole                 48000.00
Coca-Cola Co                   cs               191216100      497  6710.00 SH       Sole                  6710.00
Commerce Bancshares Inc        cs               200525103      586 14458.00 SH       Sole                 14458.00
ConocoPhillips                 cs               20825c104      285  3745.90 SH       Sole                  3745.90
Continental Resources Inc      cs               212015101     1262 14700.00 SH       Sole                 14700.00
Diamond Offshore Drilling Inc  cs               25271c102     1496 22412.43 SH       Sole                 22412.43
Dominion Resources Inc VA      cs               25746u109      753 14700.00 SH       Sole                 14700.00
Emerson Electric Co            cs               291011104     1064 20400.00 SH       Sole                 20400.00
Expeditors Intl Wash Inc       cs               302130109     1063 22850.00 SH       Sole                 22850.00
Express Scripts Inc            cs               302182100     4437 81900.00 SH       Sole                 81900.00
Exxon Mobil Corp               cs               30231g102     5560 64104.54 SH       Sole                 64104.54
FactSet Research Systems Inc   cs               303075105      297  3000.00 SH       Sole                  3000.00
Fastenal Co                    cs               311900104     7667 141720.00SH       Sole                141720.00
Grainger W W Inc               cs               384802104      378  1758.00 SH       Sole                  1758.00
Idexx Laboratories Inc         cs               45168d104     1648 18850.00 SH       Sole                 18850.00
Illinois Tool Works Inc        cs               452308109     4905 85880.00 SH       Sole                 85880.00
Intel Corp                     cs               458140100     9703 345118.63SH       Sole                345118.63
International Business Machine cs               459200101      492  2360.00 SH       Sole                  2360.00
Johnson & Johnson              cs               478160104     6167 93490.43 SH       Sole                 93490.43
JPMorgan Chase & Co            cs               46625h100      273  5929.00 SH       Sole                  5929.00
Knight Transportation Inc      cs               499064103      397 22500.00 SH       Sole                 22500.00
Laboratory Corp America Holdin cs               50540r409     3263 35650.00 SH       Sole                 35650.00
McDonalds Corp                 cs               580135101     1339 13654.17 SH       Sole                 13654.17
Monsanto Co                    cs               61166w101     2234 28009.00 SH       Sole                 28009.00
Nike Inc Cl B                  cs               654106103       54   500.00 SH       Sole                   500.00
O'Reilly Automotive Inc        cs               67103h107     4790 52440.00 SH       Sole                 52440.00
Paychex Inc                    cs               704326107      580 18702.00 SH       Sole                 18702.00
PepsiCo Inc                    cs               713448108      431  6500.00 SH       Sole                  6500.00
Praxair Inc                    cs               74005p104     2711 23650.00 SH       Sole                 23650.00
Procter & Gamble Co            cs               742718109     7213 107315.00SH       Sole                107315.00
Scana Corp                     cs               80589m102      746 16346.46 SH       Sole                 16346.46
Schlumberger Ltd               cs               806857108     5825 83301.00 SH       Sole                 83301.00
Sigma Aldrich Corp             cs               826552101     1205 16500.00 SH       Sole                 16500.00
Southern Co                    cs               842587107      820 18254.00 SH       Sole                 18254.00
Staples Inc                    cs               855030102     2384 147223.00SH       Sole                147223.00
Stericycle Inc                 cs               858912108     3375 40350.00 SH       Sole                 40350.00
Suncor Energy Inc              cs               867224107     5036 153993.73SH       Sole                153993.73
Tractor Supply Co              cs               892356106     1411 15586.00 SH       Sole                 15586.00
Ultimate Software Group Inc    cs               90385d107      879 12000.00 SH       Sole                 12000.00
Verizon Communications Inc     cs               92343v104     2479 64850.00 SH       Sole                 64850.00
Visa Inc Cl A                  cs               92826c839     5239 44400.00 SH       Sole                 44400.00
Walgreen Co                    cs               931422109     2205 65830.00 SH       Sole                 65830.00
Xilinx Inc                     cs               983919101     2090 57300.00 SH       Sole                 57300.00
Teva Pharmaceutical Industries ad               881624209      315  7000.00 SH       Sole                  7000.00
Buckeye Partners LP            ml               118230101     1476    24125 SH       Sole                    24125